Financial Instruments and Risk Management - Summary of Derivative Instruments Contracted (Detail) R$ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2018	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2018 USD ($)
Derivative Financial Instruments [line items]
Cemig's obligation	125.52% of the CDI rate		150.49% of the CDI
Unrealized gain/loss Carrying amount		R$ 712	R$ 51
Unrealized gain/loss fair value		R$ 813	(32)
49% of Certificados de Deposito Inter bancario [member]
Derivative Financial Instruments [line items]
Cemig's right		US$ exchange variation + Rate (9,25% p.y.)
Cemig's obligation		Local currency + R$ 150.49% of CDI
Maturity period		Interest: Half-yearly Principal: Dec. 2024
Notional amount | $				$ 1,000
Unrealized gain/loss Carrying amount		R$ 679	51
Unrealized gain/loss fair value		R$ 627	R$ (32)
52% of Certificados de Deposito Inter bancario [member]
Derivative Financial Instruments [line items]
Cemig's right		US$ exchange variation + Rate (9,25% a.a.)
Cemig's obligation		Local currency + R$125.52% of CDI
Maturity period		Interest: Half-yearly Principal: Dec. 2024
Notional amount | $				$ 500
Unrealized gain/loss Carrying amount		R$ 33
Unrealized gain/loss fair value		R$ 186